Document and Entity Information Document	Jun. 25, 2021
Entity Information [Line Items]
Entity Central Index Key	0001065088
Title of 12(b) Security	Common stock
Trading Symbol	EBAY
Entity Incorporation, State or Country Code	DE
Document Type	8-K/A
Document Period End Date	Jun. 25, 2021
Entity Registrant Name	eBay Inc.
Entity Address, Address Line One	2025 Hamilton Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95125
City Area Code	(408)
Local Phone Number	376-7008
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-37713
Entity Tax Identification Number	77-0430924
Security Exchange Name	NASDAQ
Amendment Flag	false